Cover	Aug. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2024
Entity File Number	001-37619
Entity Registrant Name	EDESA BIOTECH, INC.
Entity Central Index Key	0001540159
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	100 Spy Court
Entity Address, City or Town	Markham
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L3R 5H6
City Area Code	289
Local Phone Number	800-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	EDSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false